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                                                                               .
                                                                               .

                     PROSPECTUS SUPPLEMENT -- JUNE 15, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                          PROSPECTUS MATERIAL NUMBER
RiverSource Partners International Select Growth Fund (Dec. 30, 2009)                    S-6243-99 N


Effective June 30, 2010, the Annual Fund Operating Expenses table and Examples table in the section "Fees and Expenses" in the Fund's prospectus are replaced with the following information:

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                               CLASS A    CLASS B    CLASS C    CLASS I
Management fees                                                  0.92%      0.92%      0.92%      0.92%
Distribution and/or service (12b-1) fees                         0.25%      1.00%      1.00%      0.00%
Other expenses                                                   0.68%      0.70%      0.68%     0.28%%
Total annual fund operating expenses                             1.85%      2.62%      2.60%     1.20%%
Less: Fee waiver/expense reimbursement(a)                       (0.40%)    (0.40%)    (0.38%)    (0.20%)%
Total annual fund operating expenses after fee
waiver/expense reimbursement(a)                                  1.45%      2.22%      2.22%      1.00%


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                    CLASS R2    CLASS R4    CLASS R5
Management fees                                                       0.92%       0.92%       0.92%
Distribution and/or service (12b-1) fees                              0.50%       0.00%       0.00%
Other expenses                                                        0.59%       0.58%       0.31%
Total annual fund operating expenses                                  2.01%       1.50%       1.23%
Less: Fee waiver/expense reimbursement(a)                            (0.21%)     (0.20%)     (0.20%)
Total annual fund operating expenses after fee waiver/expense
reimbursement(a)                                                      1.80%       1.30%       1.03%


(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until Dec. 31, 2010, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.07% for the most recent fiscal year), will not exceed 1.52% for Class A, 2.29% for Class B, 2.29% for Class C, 1.07% for Class I, 1.87% for Class R2, 1.37% for Class R4 and 1.12% for Class R5.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A (whether or not shares are redeemed)                    $714      $1,087     $1,484     $2,594
Class B (if shares are redeemed)                                $725      $1,077     $1,555     $2,741
Class B (if shares are not redeemed)                            $225      $  777     $1,355     $2,741
Class C (if shares are redeemed)                                $325      $  773     $1,347     $2,910
Class C (if shares are not redeemed)                            $225      $  773     $1,347     $2,910
Class I (whether or not shares are redeemed)                    $102      $  361     $  641     $1,442
Class R2 (whether or not shares are redeemed)                   $183      $  611     $1,065     $2,326
Class R4 (whether or not shares are redeemed)                   $132      $  455     $  801     $1,779
Class R5 (whether or not shares are redeemed)                   $105      $  371     $  657     $1,476




--------------------------------------------------------------------------------
S-6243-15 A (6/10)

                     PROSPECTUS SUPPLEMENT -- JUNE 11, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                          PROSPECTUS MATERIAL NUMBER
RiverSource Partners International Small Cap Fund (Dec. 30, 2009)                        S-6258-99 L


The Annual Fund Operating Expenses table and Examples table in the section "Fees and Expenses" in the Fund's prospectus are replaced with the following information:

 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                               CLASS A    CLASS B    CLASS C    CLASS I
Management fees                                                  1.02%      1.02%      1.02%      1.02%
Distribution and/or service (12b-1) fees                         0.25%      1.00%      1.00%      0.00%
Other expenses                                                   1.19%      1.22%      1.22%      0.65%
Total annual fund operating expenses                             2.46%      3.24%      3.24%      1.67%
Less: Fee waiver/expense reimbursement(a)                       (1.04%)    (1.04%)    (1.06%)    (0.70%)
Total annual fund operating expenses after fee
waiver/expense reimbursement(a)                                  1.42%      2.20%      2.18%      0.97%


 ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                    CLASS R2    CLASS R4    CLASS R5
Management fees                                                       1.02%       1.02%       1.02%
Distribution and/or service (12b-1) fees                              0.50%       0.00%       0.00%
Other expenses                                                        0.95%       0.99%       0.70%
Total annual fund operating expenses                                  2.47%       2.01%       1.72%
Less: Fee waiver/expense reimbursement(a)                            (0.70%)     (0.74%)     (0.70%)
Total annual fund operating expenses after fee waiver/expense
reimbursement(a)                                                      1.77%       1.27%       1.02%


(a) The investment manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) for the period May 1, 2010 through Dec. 31, 2010, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.10% for the most recent fiscal year), will not exceed 1.52% for Class A, 2.30% for Class B, 2.28% for Class C, 1.07% for Class I, 1.87% for Class R2, 1.37% for Class R4 and 1.12% for Class R5.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
Class A (whether or not shares are redeemed)                    $ 711     $1,204     $1,723     $3,141
Class B (if shares are redeemed)                                $723()    $1,201     $1,804     $3,292
Class B (if shares are not redeemed)                            $ 223     $  901     $1,604     $3,292
Class C (if shares are redeemed)                                $ 321     $  899     $1,602     $3,471
Class C (if shares are not redeemed)                            $ 221     $  899     $1,602     $3,471
Class I (whether or not shares are redeemed)                    $  99     $  458     $  843     $1,923
Class R2 (whether or not shares are redeemed)                   $ 180     $  703     $1,254     $2,758
Class R4 (whether or not shares are redeemed)                   $ 129     $  559     $1,016     $2,284
Class R5 (whether or not shares are redeemed)                   $ 104     $  474     $  869     $1,977




--------------------------------------------------------------------------------
S-6258-10 A (6/10)